BUSINESS OVERVIEW AND BASIS OF PRESENTATION (Details Narrative)			12 Months Ended
	Feb. 16, 2024 $ / shares	Jun. 09, 2023 $ / shares shares	Dec. 31, 2024 $ / shares shares		Feb. 16, 2024 SGD ($) shares	Dec. 31, 2023 $ / shares shares [1]	Jul. 06, 2023 shares	Mar. 17, 2023 $ / shares	Mar. 17, 2023 SGD ($) shares
Share capital | $					$ 500,000				$ 500,000
Common stock, shares authorized			20,000,000,000	[1]	20,000,000,000	20,000,000,000			500,000,000
Common stock, par value | $ / shares	$ 0.000025		$ 0.000025	[1]		$ 0.000025		$ 0.001
Shares allotted					999,000
Forward stock split	After the completion of the Forward Split on the basis of 40 ordinary shares for every one share of our Company		1-for-40 forward split
Ordinary shares, issued shares held			27,796,502	[1]		27,796,502			1
Ten-League Engineering & Technology Pte. Ltd [Member]
Shareholding interest transferred			100.00%
Ten-League Port Engineering Solutions Pte. Ltd [Member]
Shareholding interest transferred			100.00%
Ten-League Venture Capital Limited [Member]
Common stock, shares authorized		50,000
Common stock, par value | $ / shares		$ 1.00
Shares transferred		1
Ten-League Corporations Pte. Ltd. [Member]
Shares subscribed for cash							850
Effective ownership percentage			100.00%				85.27%
Ordinary shares, issued shares held					23,710,415
LJSC Holdings Limited [Member]
Shares subscribed for cash							49
Effective ownership percentage							4.90%
Ordinary shares, issued shares held					1,362,029
Undersea Capital Holdings Limited [Member]
Shares subscribed for cash							49
Effective ownership percentage							4.90%
Ordinary shares, issued shares held					1,362,029
Jules Verne Investments Limited [Member]
Shares subscribed for cash							49
Effective ownership percentage							4.90%
Ordinary shares, issued shares held					1,362,029

[1]	- Retrospectively presented for the effect of pro rata share allotment, 1-for-40 forward split and share surrender in preparation of the Company’s initial public offering (Note 1).